Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

NOTE 12: EARNINGS (LOSS) PER SHARE

Upon issuance of the LSGC Letter Agreement on January 17, 2012, the Company determined that two classes of common stock had been established for financial reporting purposes only, with common stock attributable to controlling stockholders representing shares beneficially owned and controlled by Pegasus Capital and its affiliates and the common stock attributable to noncontrolling stockholders representing the minority interest stockholders. For the three and nine months ended September 30, 2013 and 2012, the Company computed net loss per share of noncontrolling stockholders and controlling stockholders common stock using the two-class method. Net loss from operations is initially allocated based on the underlying common shares held by controlling and noncontrolling stockholders. The allocation of the net losses attributable to the common stock attributable to controlling stockholders is then reduced by the amount of the deemed dividend related to the Repurchase Obligation, while the allocation of net losses attributable to the common stock attributable to noncontrolling stockholders is increased by the amount of the deemed dividend related to the Repurchase Obligation (See Note 13 for further discussion).

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	For the Three Months Ended September 30
	2013		2012
	Controlling Shareholders	Noncontrolling Shareholders	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(21,156,773)	$(4,346,354)	$(19,990,435)	$(4,005,071)
Deemed dividends related to the Series J Preferred Stock attributable to all shareholders	(17,910,579)	(3,679,470)	—	—
Deemed dividends due to change in Series H and Series I Preferred Stock conversion price attributable to all shareholders	(11,982,712)	(2,461,676)	—	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	—	—	(43,320,722)	(8,679,278)

Undistributed net loss	$(51,050,064)	$(10,487,500)	$(63,311,157)	$(12,684,349)

Basic and diluted weighted average number of common shares outstanding	170,672,339	35,062,174	170,560,715	34,171,729

Basic and diluted net loss per common share	$(0.30)	$(0.30)	$(0.37)	$(0.37)

	For the Nine Months Ended September 30
	2013		2012
	Controlling Shareholders	Noncontrolling Shareholders	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(47,896,411)	$(9,822,624)	$(77,840,649)	$(15,108,629)
Deemed dividends related to the Series J Preferred Stock attributable to all shareholders	(17,915,855)	(3,674,194)	—	—
Deemed dividends due to change in Series H and Series I Preferred Stock conversion price attributable to all shareholders	(11,986,242)	(2,458,146)	—	—
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	—	—	12,488,175	(12,488,175)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	—	—	(167,913,898)	(32,591,568)

Undistributed net loss	$(77,798,508)	$(15,954,964)	$(233,266,372)	$(60,188,372)

Basic and diluted weighted average number of common shares outstanding	170,645,985	34,996,177	171,573,632	33,301,911

Basic and diluted net loss per common share	$(0.46)	$(0.46)	$(1.36)	$(1.81)

Basic earnings per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method and convertible preferred shares using the if-converted method, unless the effect of such increases would be anti-dilutive. The Company had 190.4 million and 111.1 million common stock equivalents for the three months ended September 30, 2013 and 2012, respectively, and 186.8 million and 53.0 million common stock equivalents for the nine months ended September 30, 2013 and 2012, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position.

NOTE 13: EARNINGS (LOSS) PER SHARE

Upon issuance of the LSGC Letter Agreement on January 17, 2012, the Company determined that two classes of common stock had been established for financial reporting purposes only, with common stock attributable to controlling stockholders representing shares beneficially owned and controlled by Pegasus Capital and its affiliates and the common stock attributable to noncontrolling stockholders representing the minority interest stockholders. For the year ended December 31, 2012, the Company computed net loss per share of noncontrolling stockholders and controlling stockholders common stock using the two-class method. For the years ended December 31, 2011 and 2010, the Company had a single class of common shares outstanding for financial reporting purposes only. Net loss from operations is initially allocated based on the underlying common shares held by controlling and noncontrolling stockholders. The allocation of the net losses attributable to the common stock attributable to controlling stockholders is then reduced by the amount of the deemed dividend related to the Repurchase Obligation, while the allocation of net losses attributable to the common stock attributable to noncontrolling stockholders is increased by the amount of the deemed dividend related to the Repurchase Obligation (See Note 10 for further discussion). In addition, net loss attributable to all common stockholders is decreased by deemed dividends for the beneficial conversion feature and the changes in the redemption value on the Series H and I Preferred Stock (See Note 9 for further discussion).

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	For the Years Ended December 31,
	2012		2011	2010
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(93,066,715)	$(18,273,694)	$(90,434,568)	$(296,136,691)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—	—
Deemed dividends due to issuance of Commitment Shares attributable to all shareholders	(1,337,401)	(262,599)	—	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(170,193,331)	(33,417,541)	—	—

Undistributed net loss	$(252,109,272)	$(64,442,009)	$(90,434,568)	$(296,136,691)

Basic and diluted weighted average number of common shares outstanding	171,336,891	33,642,080	189,671,299	44,274,077

Basic and diluted net loss per common share:	$(1.47)	$(1.92)	$(0.48)	$(6.69)

Basic earnings per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method and convertible preferred shares using the if-converted method, unless the effect of such increases would be anti-dilutive. The Company had 77.7 million, 9.2 million and 4.9 million common stock equivalents for the years ended December 31, 2012, 2011 and 2010, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position.